Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net loss	$ (13,622)	$ (28,573)	$ (36,568)	$ (21,148)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4	1,045	1,137	2,406
Non-cash interest expense	393
Amortization of right-of-use assets	158	237	389	689
Share Based Compensation	57
Loss on disposal of property and equipment			1,274	1
Unrealized gain on short-term investments				(137)
Non-cash licensing consideration related to the Celexor Agreement				(942)
Non-cash research and development expense for issuance of ordinary shares related to the Hutchmed Agreement		13,965	13,965
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(6,206)	(271)	(77)	100
Other non-current assets	(1)	53	54
Accounts payable	961	660	(523)	3,886
Accrued expenses and other current liabilities	(14)	(2,004)
Accrued expenses and other current liabilities			(1,055)	(2,300)
Deferred revenue	(650)		510	(139)
Operating lease liabilities	(171)	(250)	(425)	(649)
Net cash used in operating activities	(19,131)	(15,138)	(21,319)	(18,233)
Cash flows from investing activities:
Purchases of property and equipment				(305)
Proceeds from sale of property and equipment			972	2
Purchases of short-term investments				(20,151)
Maturities and sales of short-term investments		10,151	10,151	10,000
Net cash provided by (used in) investing activities		10,151	11,123	(10,454)
Cash flows from financing activities:
Proceeds from exercise of stock options	45			150
Proceeds from term loan	15,000		7,500
Payment of deferred offering costs	(2,001)		(594)
Net cash provided by financing activities	13,044		6,906	150
Effects of exchange rates on cash and cash equivalents	(10)	4	87	(148)
Net increase (decrease) in cash, cash equivalents and restricted cash	(6,097)	(4,983)	(3,203)	(28,685)
Cash, cash equivalents and restricted cash, beginning of period	12,118	15,321	15,321	44,006
Cash, cash equivalents and restricted cash, end of period	6,021	10,338	12,118	15,321
Reconciliation of cash, cash equivalents, and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	6,021		12,118	15,321
Cash, cash equivalents and restricted cash, end of period	6,021	10,338	12,118	15,321
Supplemental disclosure of non-cash investing and financing information:
Cash paid for income taxes, net	14		221	118
Supplemental disclosure of non-cash investing and financing information:
Accretion of redeemable convertible preferred shares	6,200	5,759	11,816	10,890
Remeasurement of lease liability and right-of-use asset upon modification				629
Deferred offering costs in accrued expenses and other current liabilities	2,258		1,294
Deferred offering costs in accounts payable	285
IKENA ONCOLOGY INC
Cash flows from operating activities:
Net loss	(11,386)	(29,876)	(49,234)	(68,166)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	174	311	490	1,020
Net accretion of discounts on marketable securities	(243)	(817)	(1,468)	(2,023)
Share Based Compensation	1,362	3,280	5,295	7,632
Non-cash operating lease expense	1,074	907	2,051	1,714
Loss on disposal of property and equipment		99	99	5
Impairment of right of use asset				1,744
Impairment of assets held for sale		742	742
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(588)	(539)	390	1,835
Deposits and other assets	940	2,796	2,390	(1,824)
Accounts payable	(385)	(658)	(1,169)	(2,870)
Accrued expenses and other current liabilities	(3,119)	(5,488)	(2,484)	(7,660)
Deferred revenue				(9,160)
Operating lease liabilities	(1,844)	(1,646)	(3,217)	(2,087)
Other long-term liabilities	31	83	111	97
Net cash used in operating activities	(13,984)	(30,806)	(46,004)	(79,743)
Cash flows from investing activities:
Purchases of property and equipment				(414)
Proceeds from sale of property and equipment		245	435
Purchases of marketable securities	(23,184)	(72,265)	(88,298)	(90,052)
Proceeds from maturities of marketable securities	71,065	27,200	60,460	154,610
Amounts loaned under note receivable	(15,000)		(7,500)
Net cash provided by (used in) investing activities	32,881	(44,820)	(34,903)	64,144
Cash flows from financing activities:
Cash and cash equivalents acquired in connection with the acquisition of Pionyr, net of issuance costs paid				40,030
Cash consideration paid in connection with the acquisition of Pionyr				(944)
Proceeds from issuance of common stock for underwritten registered offering, net of offering costs				37,421
Repurchase of common stock				(663)
Proceeds from exercise of stock options				136
Net cash provided by financing activities				75,980
Net increase (decrease) in cash, cash equivalents and restricted cash	18,897	(75,626)	(80,907)	60,381
Cash, cash equivalents and restricted cash, beginning of period	40,265	121,172	121,172	60,791
Cash, cash equivalents and restricted cash, end of period	59,162	45,546	40,265	121,172
Reconciliation of cash, cash equivalents, and restricted cash to the condensed consolidated balance sheets:
Cash and cash equivalents	58,290	44,268	39,393	119,894
Restricted cash included in deposits and other assets	872	1,278	872	1,278
Cash, cash equivalents and restricted cash, end of period	$ 59,162	$ 45,546	$ 40,265	$ 121,172